Cover	Nov. 05, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed solely to correct inadvertent errors in the Operating Margin columns of the Reconciliation: Earnings Per Share (Unaudited) financial table attached to the Press Release of Hill-Rom Holdings, Inc. (the “Corporation”), dated November 5, 2021 (the “Press Release”). The corrections to the Reconciliation: Earnings Per Share (Unaudited) financial table are included in the corrected Press Release furnished as Exhibit 99.1 hereto.
Document Period End Date	Nov. 05, 2021
Entity File Number	1-6651
Entity Registrant Name	HILL-ROM HOLDINGS, INC.
Entity Central Index Key	0000047518
Entity Tax Identification Number	35-1160484
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	130 East Randolph Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	312
Local Phone Number	819-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	HRC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable